Label	Element	Value
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	TAX-MANAGED MANAGED VOLATILITY FUND
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	To maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs and may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	24.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Tax-Managed Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs), real estate investment trusts (REITs) and securities of non-U.S. companies. Although the Fund will be measured against the Russell 3000 Index, the Fund is expected to have significant sector and market capitalization deviations from the index given its focus on absolute risk as opposed to index relative risk. This could lead to significant performance deviations relative to the index over shorter-term periods.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. The Fund seeks to achieve an absolute return of the broad U.S. equity markets in a tax-efficient fashion, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry. This will tend to lead SIMC and the Fund's Sub-Advisers to construct portfolios with a low beta relative to the overall U.S. equity market.

The Fund implements the investment recommendations of SIMC and the Sub-Advisers through the use of an overlay manager appointed by SIMC. Each such Sub-Adviser and SIMC provides a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each such Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter: 11.90% (06/30/2020) Worst Quarter: -20.36% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	11.90%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.36%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the S&P 500 Index, and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Large Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment Style Risk — The risk that securities selected as part of a managed volatility strategy may underperform other segments of the equity markets or the equity markets as a whole.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Taxation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Taxation Risk — The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Real Estate Investment Trusts Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Currency Risk — As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's investments in securities denominated in foreign currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Preferred Stock Risk — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.
SIMT TAX-MANAGED MANAGED VOLATILITY FUND | TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Class F
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.13%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,375
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.96%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.46%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.67%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Class F
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	2.23%
Annual Return [Percent]	oef_AnnlRtrPct	11.85%
Annual Return [Percent]	oef_AnnlRtrPct	15.19%
Annual Return [Percent]	oef_AnnlRtrPct	(2.85%)
Annual Return [Percent]	oef_AnnlRtrPct	23.99%
Annual Return [Percent]	oef_AnnlRtrPct	1.27%
Annual Return [Percent]	oef_AnnlRtrPct	24.02%
Annual Return [Percent]	oef_AnnlRtrPct	(3.01%)
Annual Return [Percent]	oef_AnnlRtrPct	7.55%
Annual Return [Percent]	oef_AnnlRtrPct	17.20%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.25%
Performance Inception Date	oef_PerfInceptionDate	Dec. 20, 2007
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.88%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.54%

[1]	Expenses have been restated to reflect current expenses. Consequently, the Fund's Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).